Goodwill and Other Intangible Assets - Aggregate Amortization Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Cost of subscriptions and licenses	$ 3,426	$ 2,760
Amortization of purchased intangibles	10,984	10,402	$ 18,008	$ 16,840
Total amortization expense	$ 14,410	$ 13,162